CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of convertible notes payable

	December 31, 2022	December 31, 2021

A. Convertible note payable to an investor with interest at 12% per annum, convertible at any time into shares of common stock at $0.008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2023. The note is secured by substantially all the assets of the Company.	$205,000	$295,000

B. Convertible note payable to an investor with interest at 5% per annum, convertible at any time into shares of common stock at $0.0008 per share. Interest is payable annually with the balance of principal and interest due on maturity on March 1, 2024. The note is secured by substantially all the assets of the Company.	55,000	55,000

D. Convertible note payable to an investor with interest at 12% per annum, principal and interest convertible into shares of common stock at $0.008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on March 1, 2023. The note is secured by substantially all the assets of the Company.	50,000	50,000

E. Convertible note payable to a related party with interest at 12% per annum, convertible at any time into shares of common stock at $0.0008 per share. Interest is payable quarterly with the balance of principal and interest due on maturity on August 2, 2024. The note is secured by substantially all the assets of the Company.	125,000	125,000

F. Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.01 per share. Principal and interest due on maturity on April 29, 2023.	33,167	33,167

G. Convertible note payable to an investor with interest at 10% per annum, convertible at any time into shares of common stock at $0.0099 per share. Note was issued as payment for future fees to be incurred under the related Equity Financing Agreement. Principal and interest due on maturity on April 29, 2023.	75,000	75,000

	543,167	633,167
Less deferred financing costs	(75,700)	(75,700)
Less Unamortized discount	–	(57,158)
Net balance	467,467	500,319
Less current portion	(363,167)	(233,167)
Long term portion	$104,300	$267,152